Income Taxes (Details) - USD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Income Tax Disclosure [Abstract]
Tax amount	$ 2,250,000	$ 3,280,000
Limitation of future taxable income	U.S. federal NOL carryovers available to offset future taxable income which do not expire but are limited to 80% of income until utilized.
Net operating loss carry forward	$ 1,580,000	2,610,000
Net operating loss carry forward expiation term	20 years
Interest and penalties	$ 57,835	25,160
Uncertain tax	$ 103,282	$ 45,543